Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Oct. 31, 2023		Apr. 30, 2023		Apr. 30, 2022		Apr. 30, 2021
Authorized
Issuance of shares, Share capital		$ 5,602		$ 229,186				$ 173,698
Share-based compensation, Share capital		$ 83		244		$ 1,138		120
Acquisition of subsidiaries, Share capital								$ 12,727
Shares repurchases, Share capital				$ 318,882
Class A ordinary shares [Member]
Authorized
Authorized, Number of shares		8,000,000,000
Authorized, Share capital		$ 800
Balance		10,928,142		1,968,142		43,416,142		10,726,667
Balance		$ 1				$ 4		$ 1
Issuance of shares, Number of shares		380,065	[1]	8,960,000	[2]			17,350,000	[3],[4]
Issuance of shares, Share capital			[1]	$ 1	[2]			$ 2	[3],[4]
Share-based compensation, Number of shares	[5]							38,710
Share-based compensation, Share capital	[5]
Acquisition of subsidiaries, Number of shares					[6]			702,765	[7]
Acquisition of subsidiaries, Share capital					[6]				[7]
Transfer of shares, Number of shares						(41,448,000)	[8]	14,598,000	[9]
Transfer of shares, Share capital						$ (4)	[8]	$ 1	[9]
Shares repurchases, Number of shares	[10]
Shares repurchases, Share capital	[10]
Balance		11,308,207	[11]	10,928,142		1,968,142		43,416,142
Balance		$ 1	[11]	$ 1				$ 4
Class B ordinary shares [Member]
Authorized
Authorized, Number of shares		2,000,000,000
Authorized, Share capital		$ 200
Balance		65,549,039		65,650,000		24,202,000		38,800,000
Balance		$ 7		$ 7		$ 3		$ 4
Issuance of shares, Number of shares			[1]		[2]				[3],[4]
Issuance of shares, Share capital			[1]		[2]				[3],[4]
Share-based compensation, Number of shares	[5]
Share-based compensation, Share capital	[5]
Acquisition of subsidiaries, Number of shares				515,385	[6]				[7]
Acquisition of subsidiaries, Share capital					[6]				[7]
Transfer of shares, Number of shares						41,448,000	[8]	(14,598,000)	[9]
Transfer of shares, Share capital						$ 4	[8]	$ (1)	[9]
Shares repurchases, Number of shares	[10]			(616,346)
Shares repurchases, Share capital	[10]
Balance		65,549,039	[11]	65,549,039		65,650,000		24,202,000
Balance		$ 7	[11]	$ 7		$ 7		$ 3
Stockholders' Equity [Member]
Authorized
Authorized, Number of shares		10,000,000,000
Authorized, Share capital		$ 1,000
Balance		76,477,181		67,618,142		67,618,142		49,526,667
Balance		$ 8		$ 7		$ 7		$ 5
Issuance of shares, Number of shares		380,065	[1]	8,960,000	[2]			17,350,000	[3],[4]
Issuance of shares, Share capital			[1]	$ 1	[2]			$ 2	[3],[4]
Share-based compensation, Number of shares	[5]							38,710
Share-based compensation, Share capital	[5]
Acquisition of subsidiaries, Number of shares				515,385	[6]			702,765	[7]
Acquisition of subsidiaries, Share capital					[6]				[7]
Transfer of shares, Number of shares							[8]		[9]
Transfer of shares, Share capital							[8]		[9]
Shares repurchases, Number of shares	[10]			(616,346)
Shares repurchases, Share capital	[10]
Balance		76,857,246	[11]	76,477,181		67,618,142		67,618,142
Balance		$ 8	[11]	$ 8		$ 7		$ 7
Treasury shares [Member] | Class B ordinary shares [Member]
Authorized
Authorized, Number of shares
Authorized, Share capital
Balance		100,961
Balance		$ 52,235
Issuance of shares, Number of shares			[1]		[2]				[3],[4]
Issuance of shares, Share capital			[1]		[2]				[3],[4]
Share-based compensation, Number of shares	[5]
Share-based compensation, Share capital	[5]
Acquisition of subsidiaries, Number of shares				(515,385)	[6]				[7]
Acquisition of subsidiaries, Share capital				$ (266,647)	[6]				[7]
Transfer of shares, Number of shares							[8]		[9]
Transfer of shares, Share capital							[8]		[9]
Shares repurchases, Number of shares	[10]			616,346
Shares repurchases, Share capital	[10]			$ 318,882
Balance		100,961	[11]	100,961
Balance		$ 52,235	[11]	$ 52,235

[1]	During the six months ended October 31, 2023, the Company issued 380,065 Class A ordinary shares at the fair value of US$5,602 for the purpose of an acquisition of a company by immediate holding company.
[2]	During year ended April 30, 2023, the Company issued (i) 1,600,000 Class A ordinary shares to a third party investor, for cash considerations of US$100,000, and (ii) 7,360,000 Class A ordinary shares as part of its initial public offering in July 2022 with net proceeds of US$129,186. The total shares issued during the year ended April 30, 2023 amounted to US$229,186, net of total issuance cost incurred.
[3]	Between May 13, 2020 and August 3, 2020, the Company issued 350,000 shares of Class A ordinary shares to third party investors for an aggregate consideration of US$3,500.
[4]	On March 8, 2021, the Company issued 8,500,000 Class A ordinary shares to AMTD Assets Alpha Group, a fellow subsidiary of the Company, and 8,500,000 Class A ordinary shares to AMTD Education Group, a fellow subsidiary of the Company, for cash considerations of US$85,000 and US$85,000, respectively.
[5]	On August 3, 2020, the Company granted 38,710 shares of Class A ordinary shares with an aggregated grant date fair value of US$481, which has a vesting period of 3 years, to a personnel of the Company.
[6]	The Company acquired 96.1% of the equity interest in AMTD Assets on February 6, 2023 for which the consideration is settled by 515,385 treasury shares — Class B ordinary shares. See note 14(a) for details.
[7]	The Company issued 702,765 Class A ordinary shares to certain shareholders of PolicyPal, together with a cash consideration, in exchange for 51% of the equity interest of PolicyPal on August 3, 2020. Details of the acquisition of subsidiary are set out in note 14(b).
[8]	On February 23, 2022, 41,448,000 Class A ordinary shares of the Company held by AMTD IDEA Group were returned and canceled with 41,448,000 Class B ordinary shares issued to AMTD IDEA Group.
[9]	On June 26, 2020, the then immediate holding company of the Company, AMTD Group, converted its 14,598,000 Class B ordinary shares to Class A ordinary shares. AMTD Group then transferred its 2,441,000 Class A ordinary shares to AMTD Assets Alpha Group, a fellow subsidiary of the Company, 2,441,000 Class A ordinary shares to AMTD Education Group, a fellow subsidiary of the Company, and 9,716,000 Class A ordinary shares to AMTD IDEA Group, respectively.
[10]	During the year ended April 30, 2023, the Company repurchased 616,346 Class B ordinary shares from the immediate holding company, amounting to US$318,882.
[11]	The number of Class A ordinary shares of the Company at October 31, 2023 included 38,710 unvested Class A ordinary shares as detailed in note 30. The outstanding and vested Class A ordinary shares of the Company at October 31, 2023 is 11,269,497 shares.